Bank Debt (Tables) (Bank Debt [Member])	12 Months Ended
Dec. 31, 2013
Bank Debt [Member]
Short-term Debt [Line Items]
Components of bank debt
	December 31,
	2013		2012
One installment note, monthly principal and interest of $533, interest 9.05%, secured by vehicles, maturing July 2016		$17,064	$23,463

Five lines of credit, monthly principal and interest, interest ranging from $0 to $13,166, interest ranging from 5.5% to 9.75%, guaranteed personally by principal shareholders of acquired companies, maturing between July 2013 and February 2020		424,730	446,110
		441,794	469,573
Less: Current portion of bank debt		(318,050)	(261,742)

Long-term portion of bank debt	,$	123,744	$207,831

Schedule of future maturities
Year ending December 31,
2014	$318,050
2015	55,543
2016	28,621
2017	7,210
2018	2,400
Thereafter	29,970
Total	$441,794